UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value

COMMON STOCK 111.6%
AUSTRALIA 2.7%
BANK 0.8%
Australia and New Zealand Banking Group Ltd.(a)	166,361	$2,570,148

DIVERSIFIED 0.6%
Mirvac Group(a)	871,127	1,775,636

MATERIAL 0.6%
BHP Billiton Ltd.(a)	77,287	1,999,462

RETAIL 0.7%
Westfield Group(a)	164,280	2,250,297
TOTAL AUSTRALIA		8,595,543
CANADA 1.5%
DIVERSIFIED FINANCIAL SERVICE 0.8%
IGM Financial	75,711	2,732,497

ENERGY—OIL & GAS 0.7%
Petro-Canada	65,015	2,162,585
TOTAL CANADA		4,895,082
FINLAND 3.5%
TELECOMMUNICATION SERVICES 1.0%
Nokia Oyj(a)	170,200	3,174,474

UTILITY—ELECTRIC—INTEGRATED 2.5%
Fortum Oyj (a)	238,800	8,013,952
TOTAL FINLAND		11,188,426
FRANCE 5.3%
BANK 0.8%
BNP Paribas(a),(b)	26,400	2,520,078

ENERGY—OIL & GAS 1.2%
Total SA(a),(b)	65,381	3,971,890

MATERIALS 0.6%
Lafarge SA(a),(b)	18,800	1,979,419

	Number of Shares	Value

REAL ESTATE—DIVERSIFIED 1.4%
Unibail-Rodamco (a),(b)	22,196	$4,490,922

UTILITY—ELECTRIC—INTEGRATED 1.3%
Electricite de France (a),(b)	56,744	4,103,350
TOTAL FRANCE		17,065,659
GERMANY 3.9%
INDUSTRIAL 0.8%
Siemens AG(a)	26,500	2,471,841

INSURANCE 0.6%
Allianz SE(a)	14,200	1,946,795

UTILITIES 2.5%
ELECTRIC—INTEGRATED 1.6%
E.ON AG (ADR)	99,647	4,997,795

MULTI UTILITIES 0.9%
RWE AG(a)	32,000	3,050,771
TOTAL UTILITIES		8,048,566
TOTAL GERMANY		12,467,202
HONG KONG 1.7%
ENERGY—OIL & GAS 0.7%
CNOOC Ltd. (a)	1,913,000	2,149,057

FINANCE-INVESTMENT BANKERS/BROKERS 0.2%
Hong Kong Exchanges and Clearing Ltd. (a)	65,500	806,725

REAL ESTATE—DIVERSIFIED 0.5%
Hysan Development Company Ltd. (a)	693,565	1,805,407

TELECOMMUNICATION SERVICES 0.3%
China Mobile Ltd. (a)	85,000	851,502
TOTAL HONG KONG		5,612,691
ISRAEL 1.3%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)(c)	90,784	4,156,999

	Number of Shares	Value

ITALY 1.1%
BANK 0.5%
UniCredito Italiano S.p.A.(a),(b)	440,200	$1,646,060

UTILITY—ELECTRIC—INTEGRATED 0.6%
Eni S.p.A.(a),(b)	67,000	1,775,906
TOTAL ITALY		3,421,966
JAPAN 9.8%
APPAREL 0.5%
Fast Retailing Co., Ltd.(a)	15,000	1,529,601
Nisshinbo Industries(a)	17,000	165,787
		1,695,388
AUTOMOTIVE 0.7%
Toyota Motor Corp.(a)	52,900	2,261,606

BANK 0.1%
Sumitomo Trust and Banking Co., Ltd.(a)	25,000	166,561

ENERGY—OIL & GAS REFINING & MARKETING 0.1%
Showa Shell Sekiyu KK(a)	21,000	204,533

FINANCE 0.1%
Daiwa Securities Group(a)	32,000	233,080

FOOD 0.7%
House Foods Corp.(a)	53,000	778,730
Kikkoman Corp.(a)	102,000	1,381,590
		2,160,320
HEALTH CARE 0.6%
Astellas Pharma(a)	33,500	1,407,644
Eisai Co., Ltd.(a)	13,000	507,649
		1,915,293
INDUSTRIAL 1.8%
Chiyoda Corp.(a)	46,000	339,895
Fanuc Ltd.(a)	38,500	2,896,425

	Number of Shares	Value

Secom Co., Ltd.(a)	63,600	$2,649,425
		5,885,745
INSURANCE 0.4%
Sompo Japan Insurance(a)	168,000	1,425,931

MATERIALS 0.7%
Mitsubishi Materials Corp.(a)	76,000	238,717
Shin-Etsu Chemical Co., Ltd.(a)	25,000	1,188,767
Sumitomo Metal Mining Co., Ltd.(a)	14,000	140,304
Toray Industries(a)	112,000	525,819
		2,093,607
REAL ESTATE—DIVERSIFIED 1.3%
Mitsubishi Estate Co., Ltd.(a)	217,000	4,276,016

TECHNOLOGY 2.4%
Canon(a)	55,100	2,088,889
CSK Holdings Corp.(a)	34,000	496,861
Kyocera Corp.(a)	11,500	872,915
NTT Data Corp.(a)	329	1,300,705
Sony Corp.(a)	51,500	1,588,136
TDK Corp.(a)	17,000	851,458
Tokyo Electron Ltd.(a)	8,600	389,161
		7,588,125
TELECOMMUNICATION SERVICES 0.4%
KDDI Corp.(a)	255	1,444,490
TOTAL JAPAN		31,350,695
MEXICO 1.7%
RETAIL 0.9%
Wal-Mart de Mexico SA de CV(b)	868,300	3,040,817
TELECOMMUNICATION SERVICES 0.8%
America Movil SAB de CV(b)	1,052,700	2,441,043
TOTAL MEXICO		5,481,860

	Number of Shares	Value

SINGAPORE 0.4%
REAL ESTATE—DIVERSIFIED 0.4%
Suntec Real Estate Investment Trust(a)	1,391,000	$1,137,268

SPAIN 2.2%
BANK 1.3%
Banco Santander Central Hispano SA(a),(b)	274,900	4,121,938

TELECOMMUNICATION SERVICES 0.9%
Telefonica SA(a),(b)	118,100	2,808,130
TOTAL SPAIN		6,930,068
SWEDEN 0.9%
RETAIL 0.9%
Hennes & Mauritz AB(a)	74,679	3,057,791

SWITZERLAND 3.5%
FINANCE 0.4%
UBS AG(a)	84,646	1,446,806

FOOD 1.8%
Nestle SA(a),(b)	132,620	5,731,505

HEALTH CARE 1.3%
Novartis AG(a),(b)	79,600	4,190,903
TOTAL SWITZERLAND		11,369,214
UNITED KINGDOM 9.8%
BANK 2.2%
Barclays PLC(a),(b)	326,500	1,939,880
HSBC Holdings PLC(a),(b)	323,200	5,228,815
		7,168,695
ENERGY— INTEGRATED OIL & GAS 1.0%
Royal Dutch Shell PLC(a),(b)	112,524	3,249,741

HEALTH CARE 1.5%
GlaxoSmithKline PLC(a),(b)	219,100	4,746,296

	Number of Shares	Value

REAL ESTATE—DIVERSIFIED 2.3%
Land Securities Group PLC (a),(b)	327,104	$7,387,822

TELECOMMUNICATION SERVICES 0.9%
Vodafone Group PLC (a),(b)	1,340,000	2,959,296

UTILITIES 1.9%
ELECTRIC UTILITIES 1.3%
Scottish and Southern Energy PLC (a),(b)	156,833	3,990,738

MULTI UTILITIES 0.6%
United Utilities Group PLC (a),(b)	158,100	1,962,016
TOTAL UTILITIES		5,952,754
TOTAL UNITED KINGDOM		31,464,604
UNITED STATES 62.3%
BASIC MATERIALS 0.4%
Alcoa (b)	49,958	1,128,052

CONSUMER—CYCLICAL 2.6%
APPAREL 1.7%
Nike	79,637	5,327,715

RETAIL 0.7%
Nordstrom	80,840	2,329,809

TOYS/GAMES/HOBBIES 0.2%
Mattel	40,300	727,012
TOTAL CONSUMER—CYCLICAL		8,384,536
CONSUMER—NON-CYCLICAL 14.3%
AGRICULTURE 2.3%
Altria Group(b)	44,633	885,519
Archer-Daniels-Midland Co. (b)	73,479	1,609,925
Monsanto Co. (b)	28,934	2,863,887
Philip Morris International	44,633	2,146,847
		7,506,178

	Number of Shares	Value

BEVERAGE 1.1%
PepsiCo	49,110	$3,500,070

COSMETICS/PERSONAL CARE 1.9%
Procter & Gamble Co.	88,676	6,179,830

FOOD 0.6%
Kraft Foods	54,973	1,800,366

HEALTHCARE PRODUCTS 3.7%
Johnson & Johnson(b)	81,436	5,641,886
Medtronic	123,625	6,193,613
		11,835,499
PHARMACEUTICAL 3.2%
Abbott Laboratories(b)	118,063	6,798,068
Merck & Co.	40,329	1,272,783
Pfizer	123,784	2,282,577
		10,353,428
RESTAURANT 1.5%
McDonald’s Corp.(c)	78,039	4,815,006
TOTAL CONSUMER— NON-CYCLICAL		45,990,377
ENERGY 6.9%
OIL & GAS 4.9%
Chevron Corp.(b)	47,130	3,887,282
Devon Energy Corp.(b)	34,573	3,153,058
Exxon Mobil Corp.(b)	75,347	5,851,448
Marathon Oil Corp.(c)	70,300	2,802,861
		15,694,649
OIL & GAS SERVICES 1.9%
Schlumberger Ltd.(b)	46,998	3,670,074
Transocean(d)	21,986	2,414,942
		6,085,016
OIL & GAS STORAGE & TRANSPORTATION 0.1%
DCP Midstream Partners LP	27,005	456,925

	Number of Shares	Value

TOTAL ENERGY		$22,236,590

FINANCIAL 8.4%
BANK 3.0%
Bank of America Corp.(b)	122,099	4,273,465
Wells Fargo & Co.(b)	141,087	5,294,995
		9,568,460
DIVERSIFIED FINANCIAL SERVICE 2.0%
Citigroup(b)	79,938	1,639,528
Goldman Sachs Group	15,500	1,984,000
JPMorgan Chase & Co.(b)	59,994	2,801,720
		6,425,248
INSURANCE 3.4%
Aflac	111,749	6,565,254
HCC Insurance Holdings(c)	164,981	4,454,487
		11,019,741
TOTAL FINANCIAL		27,013,449
INDUSTRIAL 6.2%
AEROSPACE & DEFENSE 3.7%
Boeing Co.(b)	58,143	3,334,501
General Dynamics Corp.(b)	49,419	3,638,227
L-3 Communications Holdings(c)	16,000	1,573,120
United Technologies Corp.	55,273	3,319,696
		11,865,544
DIVERSIFIED MANUFACTURING 1.6%
General Electric Co.(b)	202,530	5,164,515

TRANSPORTATION 0.9%
United Parcel Service(c)	46,460	2,921,869
TOTAL INDUSTRIAL		19,951,928
MEDIA 1.0%
The Walt Disney Co.(c)	101,800	3,124,242

	Number of Shares	Value

REAL ESTATE 6.8%
APARTMENT 1.3%
AvalonBay Communities(b)	42,930	$4,225,171

DIVERSIFIED 1.0%
Vornado Realty Trust(c)	33,200	3,019,540

HOTEL 0.5%
Starwood Hotels & Resorts Worldwide(c)	61,062	1,718,285

OFFICE 0.4%
Liberty Property Trust	37,550	1,413,757

RETAIL 2.4%
Simon Property Group	77,831	7,549,607

SELF STORAGE 1.2%
Public Storage	39,390	3,900,004
TOTAL REAL ESTATE		21,826,364
TECHNOLOGY 9.6%
COMPUTERS 3.5%
Garmin Ltd.(b)	45,000	1,527,300
Hewlett-Packard Co.	72,574	3,355,822
International Business Machines Corp.(c)	40,433	4,729,044
Seagate Technology	130,500	1,581,660
		11,193,826
SEMICONDUCTORS 2.8%
Intel Corp.(b)	193,501	3,624,274
Microchip Technology(c)	178,248	5,245,838
		8,870,112
SOFTWARE 1.9%
Microsoft Corp.(b)	231,915	6,189,811

TELECOMMUNICATION EQUIPMENT 1.4%
Corning(b)	203,700	3,185,868

	Number of Shares	Value

Harris Corp.(c)	26,000	$1,201,200
		4,387,068
TOTAL TECHNOLOGY		30,640,817
TELECOMMUNICATION SERVICES 1.5%
AT&T(b)	101,277	2,827,654
Verizon Communications(c)	65,686	2,107,863
		4,935,517
UTILITIES 4.6%
ELECTRIC UTILITIES 2.9%
Allegheny Energy(b)	32,000	1,176,640
Exelon Corp.	26,405	1,653,481
FirstEnergy Corp.	50,615	3,390,699
Great Plains Energy	12,256	272,328
Southern Co.	72,885	2,747,036
		9,240,184
MULTI UTILITIES 0.8%
Sempra Energy	49,000	2,473,030

OIL & GAS STORAGE & TRANSPORTATION 0.9%
Energy Transfer Partners LP	42,488	1,564,833
Enterprise Products Partners LP	51,700	1,332,309
		2,897,142
TOTAL UTILITIES		14,610,356
TOTAL UNITED STATES		199,842,228
TOTAL COMMON STOCK (Identified cost—$426,536,736)		358,037,296

CLOSED-END FUNDS-UNITED STATES 11.5%
CONVERTIBLE 1.8%
Advent Claymore Global Convertible Securities & Income Fund(b),(c)	239,000	1,969,360
Calamos Convertible and High Income Fund(b)	239,612	2,396,120

	Number of Shares	Value

Nicholas-Applegate Convertible & Income Fund	40,000	$323,200
Nicholas-Applegate Convertible & Income Fund II	80,000	599,200
Nicholas-Applegate Equity & Convertible Income Fund	24,650	359,890
		5,647,770
COVERED CALL 3.4%
Dow 30 Enhanced Premium and Income Fund(b)	368,872	4,201,452
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(b)	70,000	837,900
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(c)	79,900	926,840
ING Risk Managed Natural Resources Fund	219,331	2,939,036
Nasdaq Premium Income & Growth Fund	162,500	2,010,125
		10,915,353
EQUITY DIVIDEND 0.9%
Evergreen Global Dividend Opportunity Fund	277,000	2,944,510

HIGH YIELD 0.2%
Evergreen Income Advantage Fund	85,000	633,250

PREFERRED 0.3%
BlackRock Preferred and Equity Advantage Trust	108,500	1,122,975

SENIOR LOAN 0.9%
Highland Credit Strategies Fund	313,588	2,997,901

TAX ADVANTAGED DIVIDEND 2.8%
Eaton Vance Tax-Managed Diversified Equity Income Fund	382,888	4,698,036
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(c)	377,164	4,231,780
		8,929,816
TOTAL RETURN 1.2%
Clough Global Opportunities Fund(c)	307,685	3,707,604

TOTAL CLOSED-END FUNDS (Identified cost—$57,939,186)		36,899,179

	Number of Shares	Value

PREFERRED SECURITIES—$25 PAR VALUE 4.6%
BERMUDA 0.9%
INSURANCE
PROPERTY CASUALTY 0.4%
Arch Capital Group Ltd., 8.00%	41,800	$848,540
Arch Capital Group Ltd., 7.875%, Series B	20,000	369,000
		1,217,540
REINSURANCE 0.5%
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	10,000	835,000
RenaissanceRe Holdings Ltd., 7.30%, Series B	54,738	834,754
		1,669,754
		2,887,294
GERMANY 0.9%
BANK 0.3%
Deutsche Bank Contingent Capital Trust III, 7.60%	50,000	904,500

INSURANCE-MULTI-LINE 0.6%
Allianz SE, 8.375%	100,000	2,015,000
TOTAL GERMANY		2,919,500
NETHERLANDS 0.3%
INSURANCE—MULTI-LINE
ING Groep N.V., 7.375%	59,991	839,874

SPAIN 0.3%
BANK
Santander Finance, 7.60%	50,000	826,500

UNITED KINGDOM 0.3%
BANK
Barclays Bank PLC, 8.125%	60,000	1,026,000

UNITED STATES 1.9%
BANK 0.8%
Citigroup, 8.125%, Series AA	67,176	1,108,404

	Number of Shares	Value

Wells Fargo Capital XIV, 8.625%, due 914/68	60,000	$1,506,000
		2,614,404
REAL ESTATE 0.6%
DIVERSIFIED 0.0%
iStar Financial, 7.80%, Series F	11,600	58,000
iStar Financial, 7.50%, Series I	10,150	50,040
		108,040
HOTEL 0.3%
Ashford Hospitality Trust, 8.45%, Series D(c)	81,978	901,758

RESIDENTIAL—APARTMENT 0.3%
Apartment Investment & Management Co., 7.75%, Series U	60,000	1,044,000
TOTAL REAL ESTATE		2,053,798

TELECOMMUNICATION SERVICES 0.5%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	93,498	1,541,782
TOTAL UNITED STATES		6,209,894
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$21,017,201)		14,709,152
PREFERRED SECURITIES—CAPITAL SECURITIES 4.3%
BERMUDA 0.1%
INSURANCE—MULTI-LINE
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(d)	1,000,000	446,938

FRANCE 0.3%
BANK
BNP Paribas, 7.195%, due 12/31/49, 144A(d)	1,450,000	1,010,411

UNITED KINGDOM 1.6%
BANK 0.9%
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/49(c)	2,000,000	1,492,228

	Number of Shares	Value

Standard Chartered PLC, 7.014%, due 12/30/49, 144A(d)	1,500,000	$1,265,070
		2,757,298
FINANCE— INVESTMENT MANAGEMENT 0.5%
Aberdeen Asset Management, 7.90%, due 12/31/49	3,000,000	1,725,000

INSURANCE—MULTI-LINE 0.2%
Old Mutual Capital Funding, (Eurobond), 8.00%, due 5/29/49	1,000,000	610,000
TOTAL UNITED KINGDOM		5,092,298
UNITED STATES 2.3%
FINANCE 0.4%
CREDIT CARD 0.2%
Capital One Capital III, 7.686%, due 8/15/36	1,000,000	480,247

DIVERSIFIED FINANCIAL SERVICE 0.2%
Webster Capital Trust IV, 7.65%, due 6/15/37	1,000,000	664,819
TOTAL FINANCE		1,145,066
INSURANCE—LIFE/HEALTH INSURANCE 0.9%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c),(d)	5,000,000	3,025,805

OIL & GAS STORAGE & TRANSPORTATION 1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	1,000,000	849,307
Enterprise Products Operating LP, 8.375%, due 8/1/66	2,500,000	2,320,650
		3,169,957
TOTAL UNITED STATES		7,340,828
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$19,717,179)		13,890,475

Principal Amount

CORPORATE BONDS 3.6%
FRANCE 0.5%
BANK 0.5%
Natixis, 10.00%, due 4/30/49, 144A(d)	$2,500,000	1,612,500

	Principal Amount	Value

UNITED STATES 3.1%
BANK 1.0%
Citigroup, 8.40%, due 4/29/49	$1,500,000	$1,022,865
JPMorgan Chase & Co, 7.90%, due 12/31/49, 7.90%, due 4/29/49	2,500,000	2,110,327
		3,133,192
INSURANCE 0.8%
Ace Capital Trust II, 9.70%, due 4/1/30	1,500,000	1,395,607
Liberty Mutual Group, 10.75%, due 6/15/58, 44A(d)	1,500,000	1,081,811
		2,477,418
MEDIA 0.6%
Cablevision Systems Corp., 8.00%, due 4/15/12	1,000,000	945,000
CSC Holdings, 8.50%, due 6/15/15, 144A(d)	1,000,000	933,750
		1,878,750
TELECOMMUNICATION SERVICES 0.7%
Citizens Communications Co., 9.00%, due 8/15/31	3,000,000	2,310,000
TOTAL UNITED STATES		9,799,360
TOTAL CORPORATE BONDS (Identified cost—$14,287,428)		11,411,860

		Number of Shares

SHORT-TERM INVESTMENT 1.3%
MONEY MARKET FUND
Federated U.S. Treasury Cash Reserves Fund, 0.99%(e) (Identified cost—$4,300,000)		4,300,000	4,300,000

TOTAL INVESTMENTS (Identified cost—$543,797,730)	136.9%		439,247,962

WRITTEN CALL OPTIONS	(0.4)%		(1,222,040)

			Value
LIABILITIES IN EXCESS OF OTHER ASSETS	(23.1)%		$(74,088,155)

LIQUIDATION VALUE OF PREFERRED SHARES	(13.4)%		(43,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $13.78 per share based on 23,285,350 shares of common stock outstanding)	100.0%		$320,937,767

		Number of Contracts
WRITTEN CALL OPTIONS (0.3)%
EUROPE (0.1)%
Dow Jones 50 Index, EUR Strike Price 3,550 10/17/08		128	$(25,228)
Dow Jones 50 Index, EUR Strike Price 2,839 10/17/08		3,991	(114,730)
Dow Jones 50 Index, EUR Strike Price 2,839 10/17/08		3,420	(97,786)
Dow Jones 50 Index, EUR Strike Price 2,856 10/17/08		3,606	(87,875)
TOTAL EUROPE			(325,619)
JAPAN 0.0%
Nikkei 225 Index, JPY Strike Price 12,185 10/17/08		162,000	(151,421)
UNITED STATES (0.2)%
S&P 500 Index , USD Strike Price 1,265 10/18/08		200	(150,000)
S&P 500 Index , USD Strike Price 1,270 10/18/08		200	(130,000)
S&P 500 Index , USD Strike Price 1,280 10/18/08		300	(135,000)
S&P 500 Index , USD Strike Price 1,275 10/18/08		500	(250,000)

	Number of Contracts	Value
S&P 500 Index , USD Strike Price 1,285 10/18/08	200	$(80,000)
TOTAL UNITED STATES		(745,700)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$4,720,969)		$(1,222,040)

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors.  Aggregate fair value securities represent 43.2% of net assets applicable to common shares of the fund.

(b) All or a portion of the security is held in connection with the revolving credit agreement; $ 154,500,022 has been pledged as collateral.

(c) A portion or all of the security is held in connection with written option contracts: $  35,793,234 has been pledged to brokers.

(d) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.9% of net assets applicable to common shares.

(e) Rate quoted represents the seven day yield of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$439,247,962	$270,313,856	$167,321,606	$1,612,500

Other Financial Instruments*	$(1,222,040)	$(770,228)	$(451,812)	$

Total	$438,025,922	$269,543,628	$166,869,794	$1,612,500

* Other financial instruments include written call options.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$—
Accrued premiums/discounts	(10)
Change in unrealized appreciation (depreciation)	(900,615)
Net purchases (sales)	2,513,125
Balance as of September 30, 2008	$1,612,500

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$8,455,247
Gross unrealized depreciation	(113,005,015)
Net unrealized depreciation	$(104,549,768)

Cost for federal income tax purposes	$543,797,730

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008